UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
            --------------------------------------------------------------------
Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Chief Compliance Officer
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             02/10/09
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     130
                                            ------------------------------
Form 13F Information Table Value Total:     $ 71,277
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                December 30, 2008


      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                     COM      002824100        16        300    SH         Sole                 300
ADOBE SYSTEMS INC                       COM      00724F101       179       8400    SH         Sole                8400
AFLAC INC COM                           COM      001055102       716      15625    SH         Sole               15625
AIRGAS INC.                             COM      009363102      1411      36200    SH         Sole               36200
AKAMAI TECHNOLOGIES                     COM      00971T101       578      38300    SH         Sole               38300
ALBERTO-CULVER CO                       COM      013078100      1821      74300    SH         Sole               74300
ALTERA CORP                             COM      021441100       378      22600    SH         Sole               22600
AMDOCS LTD                              COM      G02602103       124       6775    SH         Sole                6775
AMERIGROUP CORP COM                     COM      03073T102      2328      78875    SH         Sole               78875
AMGEN INC                               COM      031162100       491       8500    SH         Sole                8500
AMSURG CORP COM                         COM      03232P405      1984      84999    SH         Sole               84999
ANALOGIC CORP COM PAR $0.05             COM      032657207       683      25025    SH         Sole               25025
APPLIED MATLS INC COM                   COM      038222105       608      60000    SH         Sole               60000
ASPECT MEDICAL SYSTEMS, INC             COM      045235108         3       1000    SH         Sole                1000
ATHENAHEALTH INC                        COM      04685W103       286       7600    SH         Sole                7600
ATHEROS COMMUNICATIONS INC.             COM      04743P108       132       9200    SH         Sole                9200
AVERY DENNISON CORP                     COM      053611109        52       1600    SH         Sole                1600
AVON PRODUCTS INC                       COM      054303102       120       5000    SH         Sole                5000
BANK OF AMERICA                         COM      060505104       258      18300    SH         Sole               18300
BANKATLANTIC BANCORP                    COM      065908501       188      32425    SH         Sole               32425
BARNES & NOBLE INC                      COM      067774109       394      26279    SH         Sole               26279
BIO-REFERENCE LAB                       COM      09057G602      1808      68911    SH         Sole               68911
BLACK BOX CORP                          COM      091826107      1438      55072    SH         Sole               55072
BOSTON PRIVT FINL HLDG COM              COM      101119105       777     113637    SH         Sole              113637
BROADCOM CORP.                          COM      111320107       137       8100    SH         Sole                8100
CABOT MICROELECTRONICS CORP             COM      12709P103      1919      73600    SH         Sole               73600
CACI INTERNATIONAL INC                  COM      127190304      2055      45575    SH         Sole               45575
CAMECO CP                               COM      13321L108      1691      98000    SH         Sole               98000
CENTENE CORP DEL                        COM      15135B101      2001     101543    SH         Sole              101543
CISCO SYS INC COM                       COM      17275R102       709      43525    SH         Sole               43525
CITIGROUP INC                           COM      172967101       184      27350    SH         Sole               27350
CITRIX SYS INC COM                      COM      177376100       618      26200    SH         Sole               26200
COCA COLA CO COM                        COM      191216100       377       8325    SH         Sole                8325
COGNIZANT TECHNOLOGY SOLUTIONS CORP     COM      192446102       419      23200    SH         Sole               23200
COLGATE PALMOLIVE CO COM                COM      194162103       783      11425    SH         Sole               11425
CORNING INC                             COM      219350105       117      12300    SH         Sole               12300
CR BARD                                 COM      067383109       379       4500    SH         Sole                4500
CRA INTERNATIONAL, INC.                 COM      12618T105       877      32566    SH         Sole               32566
CREE INC.                               COM      225447101      2119     133552    SH         Sole              133552
DAKTRONICS INC                          COM      234264109      1902     203200    SH         Sole              203200
DAVITA INC                              COM      23918K108        99       2000    SH         Sole                2000
DIALYSIS CORP OF AMERICA                COM      252529102       115      16400    SH         Sole               16400
EBAY INC                                COM      278642103       117       8400    SH         Sole                8400
ECLIPSYS CORP                           COM      278856109      1043      73504    SH         Sole               73504
ELECTRONIC ARTS INC                     COM      285512109        48       3000    SH         Sole                3000
EMC CORP                                COM      268648102       139      13300    SH         Sole               13300
ENERGIZER HOLDINGS INC                  COM      29266R108       866      16000    SH         Sole               16000
ENERGY CONVERSION DEVICES               COM      292659109       542      21500    SH         Sole               21500
ESTEE LAUDER COMPANIES                  COM      518439104       158       5100    SH         Sole                5100
FEDERATED INVESTORS INC                 COM      314211103       702      41400    SH         Sole               41400
FIRST SOLAR INC                         COM      336433107        55        400    SH         Sole                 400
FORWARD AIR CORPORATION                 COM      349853101       535      22032    SH         Sole               22032
FRESENIUS MEDICAL CARE                  COM      358029106       101       2150    SH         Sole                2150
GENTIVA HEALTH SERVICES                 COM      37247A102      2110      72125    SH         Sole               72125
GENZYME CORP                            COM      372917104        46        700    SH         Sole                 700
GILEAD SCIENCES INC                     COM      375558103       271       5300    SH         Sole                5300
GOLDMAN SACHS                           COM      38141G104       430       5100    SH         Sole                5100
GOOGLE INC                              COM      38259P508       138        450    SH         Sole                 450
H & R BLOCK INC                         COM      093671105       470      20700    SH         Sole               20700
HSBC HOLDINGS PLC ADS                   COM      404280406       209       4300    SH         Sole                4300
ICU MEDICAL INC                         COM      44930G107      2220      66987    SH         Sole               66987
ILLUMINA INC                            COM      452327109      1771      68000    SH         Sole               68000
INNSUITES HOSPITALITY TR                COM      457919108         0         99    SH         Sole                  99
INTEL CORP COM                          COM      458140100       459      31325    SH         Sole               31325
INVENTIV HEALTH INC                     COM      46122E105       643      55696    SH         Sole               55696
IXYS CORPORATION                        COM      46600W106      1481     179265    SH         Sole              179265
JABIL CIRCUIT INC                       COM      466313103        34       5000    SH         Sole                5000
JACK HENRY & ASSOCIATES INC             COM      426281101       967      49800    SH         Sole               49800
JOHNSON & JOHNSON COM                   COM      478160104       707      11817    SH         Sole               11817
JP MORGAN CHASE CO                      COM      46625H100       123       3900    SH         Sole                3900
JUNIPER NETWORKS INC                    COM      48203R104       117       6700    SH         Sole                6700
KIMBERLY CLARK CORP COM                 COM      494368103       392       7425    SH         Sole                7425
LIFE TECHNOLOGIES CORP                  COM      53217V109       994      42628    SH         Sole               42628
LINEAR TECHNOLOGY CORP                  COM      535678106       124       5625    SH         Sole                5625
MANHATTAN ASSOCIATES INC                COM      562750109       109       6900    SH         Sole                6900
MAXIM INTEGRATED PRODS COM              COM      57772K101       118      10350    SH         Sole               10350
MCDONALDS CORP COM                      COM      580135101       513       8250    SH         Sole                8250
MEDCOHEALTH SOLUTIONS                   COM      58405U102       121       2882    SH         Sole                2882
MEMC ELECTRONIC MATERIALS               COM      552715104        63       4400    SH         Sole                4400
MICROCHIP TECHNOLOGY INC                COM      595017104       191       9800    SH         Sole                9800
MICROSEMI CORP.                         COM      595137100       139      11000    SH         Sole               11000
MICROSOFT CORP COM                      COM      594918104       778      40000    SH         Sole               40000
MKS INSTRUMENT INC COM                  COM      55306N104        40       2700    SH         Sole                2700
MONSANTO CO                             COM      61166W101       331       4700    SH         Sole                4700
MORGAN STANLEY                          COM      617446448       672      41900    SH         Sole               41900
NATIONAL INSTRS CORP COM                COM      636518102      1218      50019    SH         Sole               50019
NIGHTHAWK RADIOLOGY HOLDINGS INC        COM      65411N105       118      24250    SH         Sole               24250
NORTHERN TRUST CORP                     COM      665859104       278       5325    SH         Sole                5325
NVIDIA CORPORATION                      COM      67066G104       100      12400    SH         Sole               12400
ORACLE CORP                             COM      68389X105       495      27900    SH         Sole               27900
PEPSICO INC                             COM      713448108       329       6000    SH         Sole                6000
PEREGRINE PHARMACEUTICALS               COM      713661106         1       2700    SH         Sole                2700
PRAXAIR INC                             COM      74005P104       332       5600    SH         Sole                5600
PROCTER GAMBLE CO                       COM      742718109       496       8017    SH         Sole                8017
PSS WORLD MEDICAL INC                   COM      69366A100       375      19918    SH         Sole               19918
QIAGEN NV                               COM      N72482107       144       8200    SH         Sole                8200
QUALITY SYSTEMS, INC                    COM      747582104      1313      30100    SH         Sole               30100
RALCORP HOLDINGS INC                    COM      751028101      1057      18100    SH         Sole               18100
RESMED INC                              COM      761152107       633      16900    SH         Sole               16900
ROPER INDUSTIRES INC                    COM      776696106       524      12075    SH         Sole               12075
SAIC, INC.                              COM      78390X101        95       4900    SH         Sole                4900
SCHERING PLOUGH CORP COM                COM      806605101       759      44575    SH         Sole               44575
SEI INVESTMENTS COMPANY                 COM      784117103       148       9400    SH         Sole                9400
SIGMA ALDRICH CORP COM                  COM      826552101      1540      36450    SH         Sole               36450
SOUTHWEST AIRLINES                      COM      844741108       204      23625    SH         Sole               23625
SUNPOWER CORP - CLASS A                 COM      867652109       766      20700    SH         Sole               20700
TEVA PHARMACEUTICAL INDUSTRIES ADR      COM      881624209       221       5200    SH         Sole                5200
TOLL BROTHERS INC                       COM      889478103        79       3700    SH         Sole                3700
USEC INC.                               COM      90333E108       499     111200    SH         Sole              111200
VARIAN MEDICAL SYSTEMS INC              COM      92220P105       280       8000    SH         Sole                8000
VARIAN SEMICONDUCTOR EQUIP              COM      922207105      1334      73631    SH         Sole               73631
WADDELL & REED FINL CL A                COM      930059100      1158      74900    SH         Sole               74900
WAL-MART STORES                         COM      931142103       404       7200    SH         Sole                7200
WEIGHT WATCHERS INTERNATIONAL           COM      948626106       515      17500    SH         Sole               17500
WYETH COM                               COM      983024100       585      15600    SH         Sole               15600
YAHOO! INC.                             COM      984332106       277      22700    SH         Sole               22700
YUM BRANDS                              COM      988498101       202       6400    SH         Sole                6400
ZOLL MEDICAL CORP                       COM      989922109        93       4900    SH         Sole                4900
ZOLTEK COMPANIES INC                    COM      98975W104        26       2900    SH         Sole                2900
ISHARES RUSSELL 1000 GROWTH             ETF      464287614         9        240    SH         Sole                 240
ISHARES RUSSELL 1000 VALUE              ETF      464287598        24        480    SH         Sole                 480
ISHARES RUSSELL 2000 GROWTH             ETF      464287648         3         55    SH         Sole                  55
ISHARES S&P 500 GROWTH INDEX            ETF      464287309        90       2000    SH         Sole                2000
RYDEX S&P EQUAL WEIGHT ETF              ETF      78355W106        28       1000    SH         Sole                1000
SELECT SECTOR - SPDR - FINANCIAL        ETF      81369Y605        11        900    SH         Sole                 900
ISHARES IBOXX H/Y CORP BOND             ETF      464288513        15        200    SH         Sole                 200
ISHARES LEHMAN AGG BOND FUND            ETF      464287226        68        655    SH         Sole                 655
ISHARES LEHMAN TIPS                     ETF      464287176        45        450    SH         Sole                 450
PROSHARES ULTRASHORT LEHMAN             ETF      74347R313        13        250    SH         Sole                 250
SPDR LEHMAN HIGH YIELD BOND             ETF      78464A417        10        300    SH         Sole                 300